Risk management - Structural Interest Rate Risk (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Structural interest rate risk
Total Balance Sheet Assets	$ 1,407,320	$ 1,361,558
Liabilities	(1,299,114)	(1,259,588)
Equity	(134,798)	(123,287)	$ (115,410)	$ (105,227)
Total Balance Sheet Liabilities	(1,467,548)	(1,408,724)
1 month
Structural interest rate risk
Total Balance Sheet Assets	244,549	267,346
Liabilities	(439,952)	(408,328)
3 months
Structural interest rate risk
Total Balance Sheet Assets	89,817	79,718
Liabilities	(64,357)	(55,805)
1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	318,438	294,489
Liabilities	(73,009)	(54,372)
3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	188,633	160,968
Liabilities	(41,277)	(70,241)
More than five years
Structural interest rate risk
Total Balance Sheet Assets	340,700	300,088
Liabilities	(115,839)	(120,235)
Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(134,758)	(123,255)	(115,381)	$ (105,172)
Interest rate risk
Structural interest rate risk
Total Balance Sheet Assets	3,796,981	3,747,361	1,310,858
Total Balance Sheet Liabilities	(3,647,201)	(3,612,368)	(1,209,837)
Total Balance Sheet Gap	149,780	134,993	101,021
Total Off-Balance Sheet Gap	(27,704)	(5,070)	(561)
Interest rate risk | 1 month
Structural interest rate risk
Total Balance Sheet Assets	491,701	494,996	422,412
Total Balance Sheet Liabilities	(422,576)	(346,599)	(650,472)
Total Balance Sheet Gap	69,125	148,397	(228,060)
Total Off-Balance Sheet Gap	93,301	27,072	31,675
Total Structural Gap	162,426	175,469	(196,385)
Accumulated Gap	162,426	175,469	(196,385)
Interest rate risk | 3 months
Structural interest rate risk
Total Balance Sheet Assets	62,680	55,526	79,183
Total Balance Sheet Liabilities	(36,495)	(24,273)	(22,918)
Total Balance Sheet Gap	26,185	31,253	56,265
Total Off-Balance Sheet Gap	1,883	576	2,142
Total Structural Gap	28,068	31,829	58,407
Accumulated Gap	190,494	207,298	(137,978)
Interest rate risk | 6 months
Structural interest rate risk
Total Balance Sheet Assets	35,197	36,035	66,663
Total Balance Sheet Liabilities	(24,465)	(22,977)	(15,300)
Total Balance Sheet Gap	10,732	13,058	51,363
Total Off-Balance Sheet Gap	(85)	(1,096)	(2,719)
Total Structural Gap	10,647	11,962	48,644
Accumulated Gap	201,141	219,260	(89,334)
Interest rate risk | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	62,248	95,914	30,733
Total Balance Sheet Liabilities	(100,532)	(99,426)	(10,931)
Total Balance Sheet Gap	(38,284)	(3,512)	19,802
Total Off-Balance Sheet Gap	(3,869)	4,739	(606)
Total Structural Gap	(42,153)	1,227	19,196
Accumulated Gap	158,988	220,487	(70,138)
Interest rate risk | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	194,959	177,114	163,540
Total Balance Sheet Liabilities	(183,242)	(170,918)	(36,682)
Total Balance Sheet Gap	11,717	6,196	126,858
Total Off-Balance Sheet Gap	(20,620)	(5,802)	(35)
Total Structural Gap	(8,903)	394	126,823
Accumulated Gap	150,085	220,881	56,685
Interest rate risk | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	122,796	70,121	60,241
Total Balance Sheet Liabilities	(27,899)	(60,990)	(35,173)
Total Balance Sheet Gap	94,897	9,131	25,068
Total Off-Balance Sheet Gap	(14,927)	(3,267)	(6,798)
Total Structural Gap	79,970	5,864	18,270
Accumulated Gap	230,055	226,745	74,955
Interest rate risk | More than five years
Structural interest rate risk
Total Balance Sheet Assets	184,250	120,912	106,599
Total Balance Sheet Liabilities	(126,918)	(108,853)	(2,869)
Total Balance Sheet Gap	57,332	12,059	103,730
Total Off-Balance Sheet Gap	(83,290)	(27,293)	(24,220)
Total Structural Gap	(25,958)	(15,234)	79,510
Accumulated Gap	204,097	211,511	154,465
Interest rate risk | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	2,643,150	2,696,742	381,489
Total Balance Sheet Liabilities	(2,725,072)	(2,778,333)	(435,493)
Total Balance Sheet Gap	(81,922)	(81,591)	(54,004)
Total Off-Balance Sheet Gap	(99)
Total Structural Gap	(82,021)	(81,591)	(54,004)
Accumulated Gap	122,076	129,920	100,461
Interest rate risk | Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(138,381)	(125,813)	(116,134)
Interest rate risk | Total Shareholders' Equity Attributable to the Parent | Not Sensitive
Structural interest rate risk
Equity	(138,381)	(125,813)	(116,134)
Interest rate risk | Money Market
Structural interest rate risk
Liabilities	(211,629)	(114,421)	(113,294)
Interest rate risk | Money Market | 1 month
Structural interest rate risk
Liabilities	(105,227)	(27,386)	(20,523)
Interest rate risk | Money Market | 3 months
Structural interest rate risk
Liabilities	(591)	(89)	(791)
Interest rate risk | Money Market | Not Sensitive
Structural interest rate risk
Liabilities	(105,810)	(86,945)	(91,981)
Interest rate risk | Deposits
Structural interest rate risk
Liabilities	(631,480)	(636,907)	(597,248)
Interest rate risk | Deposits | 1 month
Structural interest rate risk
Liabilities	(238,192)	(253,774)	(567,359)
Interest rate risk | Deposits | 3 months
Structural interest rate risk
Liabilities	(25,728)	(17,801)	(15,954)
Interest rate risk | Deposits | 6 months
Structural interest rate risk
Liabilities	(14,968)	(12,984)	(9,378)
Interest rate risk | Deposits | 6 - 12 months
Structural interest rate risk
Liabilities	(89,071)	(91,065)	(4,535)
Interest rate risk | Deposits | 1 to 3 years
Structural interest rate risk
Liabilities	(145,780)	(156,158)	(22)
Interest rate risk | Deposits | More than five years
Structural interest rate risk
Liabilities	(117,741)	(105,126)
Interest rate risk | Long-Term Funding
Structural interest rate risk
Liabilities	(207,463)	(207,327)	(184,681)
Interest rate risk | Long-Term Funding | 1 month
Structural interest rate risk
Liabilities	(79,157)	(65,439)	(62,590)
Interest rate risk | Long-Term Funding | 3 months
Structural interest rate risk
Liabilities	(10,176)	(6,383)	(6,173)
Interest rate risk | Long-Term Funding | 6 months
Structural interest rate risk
Liabilities	(9,497)	(9,993)	(5,922)
Interest rate risk | Long-Term Funding | 6 - 12 months
Structural interest rate risk
Liabilities	(11,461)	(8,361)	(6,396)
Interest rate risk | Long-Term Funding | 1 to 3 years
Structural interest rate risk
Liabilities	(37,462)	(14,760)	(36,660)
Interest rate risk | Long-Term Funding | 3 to 5 years
Structural interest rate risk
Liabilities	(27,899)	(60,990)	(35,173)
Interest rate risk | Long-Term Funding | More than five years
Structural interest rate risk
Liabilities	(9,177)	(3,727)	(2,869)
Interest rate risk | Long-Term Funding | Not Sensitive
Structural interest rate risk
Liabilities	(22,633)	(37,675)	(28,898)
Interest rate risk | Other Liabilities
Structural interest rate risk
Liabilities	(2,458,248)	(2,527,900)	(198,480)
Interest rate risk | Other Liabilities | Not Sensitive
Structural interest rate risk
Liabilities	(2,458,248)	(2,527,900)	(198,480)
Interest rate risk | Money Market
Structural interest rate risk
Total Balance Sheet Assets	84,372	101,353	80,851
Interest rate risk | Money Market | 1 month
Structural interest rate risk
Total Balance Sheet Assets	33,396	35,304	41,236
Interest rate risk | Money Market | 3 months
Structural interest rate risk
Total Balance Sheet Assets	4,299
Interest rate risk | Money Market | 6 months
Structural interest rate risk
Total Balance Sheet Assets	1,714		11
Interest rate risk | Money Market | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	393		11
Interest rate risk | Money Market | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	29	52	41
Interest rate risk | Money Market | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets			10
Interest rate risk | Money Market | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	44,540	65,997	39,543
Interest rate risk | Loans and advances
Structural interest rate risk
Total Balance Sheet Assets	828,076	789,010	697,027
Interest rate risk | Loans and advances | 1 month
Structural interest rate risk
Total Balance Sheet Assets	415,078	400,172	357,785
Interest rate risk | Loans and advances | 3 months
Structural interest rate risk
Total Balance Sheet Assets	48,155	44,475	62,290
Interest rate risk | Loans and advances | 6 months
Structural interest rate risk
Total Balance Sheet Assets	29,078	27,446	27,359
Interest rate risk | Loans and advances | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	54,722	51,727	28,877
Interest rate risk | Loans and advances | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	125,650	119,014	99,802
Interest rate risk | Loans and advances | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	60,560	56,923	45,376
Interest rate risk | Loans and advances | More than five years
Structural interest rate risk
Total Balance Sheet Assets	95,727	90,388	75,518
Interest rate risk | Loans and advances | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	(895)	(1,135)	20
Interest rate risk | Intragroup
Structural interest rate risk
Total Balance Sheet Assets	2,391	(226)	(72)
Interest rate risk | Intragroup | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	2,391	(226)	(72)
Interest rate risk | Securities
Structural interest rate risk
Total Balance Sheet Assets	399,818	351,755	346,672
Interest rate risk | Securities | 1 month
Structural interest rate risk
Total Balance Sheet Assets	43,227	59,520	23,391
Interest rate risk | Securities | 3 months
Structural interest rate risk
Total Balance Sheet Assets	10,226	11,051	16,893
Interest rate risk | Securities | 6 months
Structural interest rate risk
Total Balance Sheet Assets	4,405	8,589	39,293
Interest rate risk | Securities | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	7,133	44,187	1,845
Interest rate risk | Securities | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	69,280	58,048	63,697
Interest rate risk | Securities | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	62,236	13,198	14,855
Interest rate risk | Securities | More than five years
Structural interest rate risk
Total Balance Sheet Assets	88,523	30,524	31,081
Interest rate risk | Securities | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	114,790	126,637	155,618
Interest rate risk | Permanent
Structural interest rate risk
Total Balance Sheet Assets	16,890	14,417	472
Interest rate risk | Permanent | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	16,890	14,417	472
Interest rate risk | Other assets Member
Structural interest rate risk
Total Balance Sheet Assets	2,465,434	2,491,052	185,908
Interest rate risk | Other assets Member | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	$ 2,465,434	$ 2,491,052	$ 185,908
Net interest income risk
Structural interest rate risk
Period covered by sensitivity analysis	1 year	1 year	1 year
Percentage of reasonably possible increase in risk assumption	1.00%	1.00%	1.00%
Increase (decrease) in risk consumption due to reasonably possible increase in risk assumption	$ 1,000	$ 700	$ 900
Market value of equity
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	1.00%	1.00%	1.00%
Increase (decrease) in risk consumption due to reasonably possible increase in risk assumption	$ 3,700	$ 3,900	$ 3,000